UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:	0001748189
Hildene TruPS Securitization 5, Ltd.
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	N/A
Central Index Key Number of underwriter (if applicable):	N/A
Jennifer Nam, 203-517-2500
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Hildene Opportunities Master Fund, Ltd., as depositor, is furnishing this Form ABS-15G in respect of an issuance of securities by Hildene TruPS Securitization 5, Ltd., as issuer, and Hildene TruPS Securitization 5, LLC, as co-issuer, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended. Attached hereto as Exhibit 99.1 is the Report of Independent Certified Public Accountants, dated September 11, 2026 with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HILDENE OPPORTUNITIES MASTER FUND, LTD. (Securitizer, Depositor or Underwriter)

By: HILDENE CAPITAL MANAGEMENT, LLC,
its investment manager

Date 10/14/26

/s/ Jennifer Nam (Signature)*
Name: Jennifer Nam Title: Chief Operating Officer

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